CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks		$ 51,069	$ 56,006
Interest bearing deposits		58,404	62,699
Cash and Cash Equivalents		109,473	118,705
Securities available for sale		1,412,830	1,072,159
Federal Home Loan Bank and Federal Reserve Bank stock, at cost		18,427	18,427
Loans held for sale, carried at fair value		55,470	92,434
Loans held for sale, carried at lower of cost or fair value		34,811	0
Loans
Loans		2,905,045
Allowance for credit losses	[1]	(47,252)
Net Loans		2,857,793
Loans [Abstract]
Loans	[1]		2,733,678
Allowance for credit losses	[1]		(35,429)
Net Loans			2,698,249
Other real estate and repossessed assets, net		245	766
Property and equipment, net		36,404	36,127
Bank-owned life insurance		55,279	55,180
Capitalized mortgage loan servicing rights, carried at fair value		26,232	16,904
Other intangibles		3,336	4,306
Goodwill		28,300	28,300
Accrued income and other assets		66,140	62,456
Total Assets		4,704,740	4,204,013
Deposits
Non-interest bearing		1,321,601	1,153,473
Savings and interest-bearing checking		1,897,487	1,526,465
Reciprocal		586,626	556,185
Time		308,438	287,402
Brokered time		2,938	113,830
Total Deposits		4,117,090	3,637,355
Other borrowings		30,009	30,012
Subordinated debt		39,357	39,281
Subordinated debentures		39,592	39,524
Accrued expenses and other liabilities		80,208	68,319
Total Liabilities		4,306,256	3,814,491
Commitments and contingent liabilities
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding		0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 21,171,036 shares at December 31, 2021 and 21,853,800 shares at December 31, 2020		323,401	339,353
Retained earnings		74,582	40,145
Accumulated other comprehensive income		501	10,024
Total Shareholders' Equity		398,484	389,522
Total Liabilities and Shareholders' Equity		4,704,740	4,204,013
Commercial [Member]
Loans
Loans		1,203,581
Allowance for credit losses		(11,519)
Loans [Abstract]
Loans	[1]		1,242,415
Allowance for credit losses	[1]		(7,401)
Mortgage [Member]
Loans
Loans	[2]	1,139,659
Allowance for credit losses		(19,221)
Loans [Abstract]
Loans	[1]		1,015,926
Allowance for credit losses	[1]		(6,998)
Installment [Member]
Loans
Loans	[2]	561,805
Allowance for credit losses		$ (3,749)
Loans [Abstract]
Loans	[1]		475,337
Allowance for credit losses	[1]		$ (1,112)

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
[2]	Credit scores have been updated within the last twelve months.